Acquisition of FPSO Units and Investment in Sevan Marine ASA (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents (note 8)	$ 692,127	$ 779,748		$ 422,510	$ 814,165
Other current assets	2,672	2,616
Vessels and equipment	7,868,361	6,771,375
Deferred tax assets	22,316	17,001
Total assets	11,131,396	9,912,348
LIABILITIES AND EQUITY
Accounts payable	97,084	46,240
Accrued liabilities (note 7)	394,586	377,119
Long-term debt (note 8)	5,042,997	4,155,556
Derivative Liabilities	569,542	387,124
Other long-term liabilities	199,836	194,640	2,000
Total liabilities	7,799,595	6,538,615
Total equity	3,293,494	3,332,008		3,095,670	2,652,405
Total liabilities and total equity	11,131,396	9,912,348
Voyageur [Member]
ASSETS
Cash and cash equivalents (note 8)	30,963
Other current assets	7,195
Vessels and equipment	322,092
Deferred tax assets	1,955
Total assets	362,205
LIABILITIES AND EQUITY
Accounts payable	11,860
Accrued liabilities (note 7)	3,063
Long-term debt (note 8)	220,497
Derivative Liabilities	4,969
Other long-term liabilities	1,523
Total liabilities	241,912
Total equity	120,293
Total liabilities and total equity	$ 362,205